Fair Value of Financial Instruments - Summary of Level 3 promissory notes (Detail) - Promissory Note [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	$ 24,000
Accrued interest	2,400
Realized gain on conversion of promissory notes	(4,113)
Balance at the ending of the year	$ 22,287